Applicable laws and regulations - Schedule of Regulatory Reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Dynamic provision	$ 154,538	$ 145,117
Regulatory reserve for individual credits	4,555	4,549
Total regulatory reserves	$ 159,093	$ 149,666